Commitments and Contingencies - Summary of Financing for All Ships (Details) - Ocean Ships	6 Months Ended
Jun. 30, 2026
Viking Libra
Disclosure of commitments and contingencies [line items]
Expected Delivery	2026
Viking Astrea
Disclosure of commitments and contingencies [line items]
Expected Delivery	2027
Viking Lyra
Disclosure of commitments and contingencies [line items]
Expected Delivery	2028
Viking Vega
Disclosure of commitments and contingencies [line items]
Expected Delivery	2028
Viking Leda
Disclosure of commitments and contingencies [line items]
Expected Delivery	2029
Ship XIX
Disclosure of commitments and contingencies [line items]
Expected Delivery	2029
Ship XX
Disclosure of commitments and contingencies [line items]
Expected Delivery	2030
Ship XXI
Disclosure of commitments and contingencies [line items]
Expected Delivery	2030
Ship XXII
Disclosure of commitments and contingencies [line items]
Expected Delivery	2031